                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21852

                            RIVERSOURCE SERIES TRUST
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
         (Address of principal executive offices)                     (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 04/30

Date of reporting period: 01/31

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                      RIVERSOURCE RETIREMENT PLUS 2010 FUND

                      RIVERSOURCE RETIREMENT PLUS 2015 FUND

                      RIVERSOURCE RETIREMENT PLUS 2020 FUND

                      RIVERSOURCE RETIREMENT PLUS 2025 FUND

                      RIVERSOURCE RETIREMENT PLUS 2030 FUND

                      RIVERSOURCE RETIREMENT PLUS 2035 FUND

                      RIVERSOURCE RETIREMENT PLUS 2040 FUND

                      RIVERSOURCE RETIREMENT PLUS 2045 FUND

                                AT JAN. 31, 2008



RiverSource Retirement Plus 2010 Fund

JAN. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN AFFILIATED FUNDS




EQUITY FUNDS (68.4%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (9.5%)
RiverSource Disciplined International Equity
 Fund                                                  172,972             $1,830,046
-------------------------------------------------------------------------------------


U.S. LARGE CAP (58.0%)
RiverSource Disciplined Equity Fund                  1,722,773             11,198,025
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (0.9%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                            20,205                171,944
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $14,394,233)                                                       $13,200,015
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (18.7%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (1.4%)
RiverSource Global Bond Fund                            38,072               $264,221
-------------------------------------------------------------------------------------


HIGH YIELD (7.0%)
RiverSource High Yield Bond Fund                       499,033              1,352,378
-------------------------------------------------------------------------------------


INTERNATIONAL (0.2%)
RiverSource Emerging Markets Bond Fund                   4,426                 45,409
-------------------------------------------------------------------------------------


INVESTMENT GRADE (10.1%)
RiverSource Diversified Bond Fund                      395,579              1,938,337
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $3,665,723)                                                         $3,600,345
-------------------------------------------------------------------------------------




CASH EQUIVALENTS (13.1%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     2,520,390             $2,520,390
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $2,520,390)                                                         $2,520,390
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $20,580,346)(b)                                                    $19,320,750
=====================================================================================






See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JAN. 31,
2008

RiverSource Retirement Plus 2010 Fund

NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2007.

(b) At Jan. 31, 2008, the cost of securities for federal income tax purposes was approximately $20,580,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                         $23,000
Unrealized depreciation                                                      (1,282,000)

---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(1,259,000)
---------------------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
2  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JAN. 31,
2008

RiverSource Retirement Plus 2015 Fund
JAN. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (78.6%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (13.5%)
RiverSource Disciplined International Equity
 Fund                                                  343,413             $3,633,307
-------------------------------------------------------------------------------------


U.S. LARGE CAP (64.2%)
RiverSource Disciplined Equity Fund                  2,660,706             17,294,587
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (0.9%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                            29,382                250,040
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $23,100,536)                                                       $21,177,934
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (14.8%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.3%)
RiverSource Global Bond Fund                            12,868                $89,304
-------------------------------------------------------------------------------------


HIGH YIELD (6.0%)
RiverSource High Yield Bond Fund                       593,415              1,608,155
-------------------------------------------------------------------------------------


INTERNATIONAL (0.2%)
RiverSource Emerging Markets Bond Fund                   4,958                 50,865
-------------------------------------------------------------------------------------


INVESTMENT GRADE (8.3%)
RiverSource Diversified Bond Fund                      454,657              2,227,817
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $4,061,355)                                                         $3,976,141
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (6.8%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     1,832,526             $1,832,526
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $1,832,526)                                                         $1,832,526
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $28,994,417)(b)                                                    $26,986,601
=====================================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2007.

(b) At Jan. 31, 2008, the cost of securities for federal income tax purposes was approximately $28,994,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                         $26,000
Unrealized depreciation                                                      (2,033,000)

---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(2,007,000)
---------------------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JAN. 31,
2008

RiverSource Retirement Plus 2020 Fund
JAN. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (88.8%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (18.7%)
RiverSource Disciplined International Equity
 Fund                                                  658,880             $6,970,951
-------------------------------------------------------------------------------------


U.S. LARGE CAP (67.9%)
RiverSource Disciplined Equity Fund                  3,879,985             25,219,904
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (2.2%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                            96,518                821,366
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $35,912,045)                                                       $33,012,221
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (8.3%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.2%)
RiverSource Global Bond Fund                            11,637                $80,764
-------------------------------------------------------------------------------------


HIGH YIELD (1.6%)
RiverSource High Yield Bond Fund                       222,733                603,605
-------------------------------------------------------------------------------------


INTERNATIONAL (1.1%)
RiverSource Emerging Markets Bond Fund                  39,039                400,540
-------------------------------------------------------------------------------------


INVESTMENT GRADE (5.4%)
RiverSource Diversified Bond Fund                      406,855              1,993,588
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $3,111,372)                                                         $3,078,497
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (3.1%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     1,148,622             $1,148,622
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $1,148,622)                                                         $1,148,622
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $40,172,039)(b)                                                    $37,239,340
=====================================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2007.

(b) At Jan. 31, 2008, the cost of securities for federal income tax purposes was approximately $40,172,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                         $23,000
Unrealized depreciation                                                      (2,956,000)

---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(2,933,000)
---------------------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
4  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JAN. 31,
2008

RiverSource Retirement Plus 2025 Fund
JAN. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (94.9%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (20.5%)
RiverSource Disciplined International Equity
 Fund                                                  658,538             $6,967,336
-------------------------------------------------------------------------------------


U.S. LARGE CAP (71.6%)
RiverSource Disciplined Equity Fund                  3,728,392             24,234,548
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (2.9%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           114,929                978,043
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $35,080,591)                                                       $32,179,927
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (2.8%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.2%)
RiverSource Global Bond Fund                             7,733                $53,668
-------------------------------------------------------------------------------------


HIGH YIELD (0.4%)
RiverSource High Yield Bond Fund                        50,655                137,275
-------------------------------------------------------------------------------------


INTERNATIONAL (0.4%)
RiverSource Emerging Markets Bond Fund                  13,017                133,554
-------------------------------------------------------------------------------------


INVESTMENT GRADE (1.8%)
RiverSource Diversified Bond Fund                      130,381                638,868
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $970,227)                                                             $963,365
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (2.3%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       793,116               $793,116
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $793,116)                                                             $793,116
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $36,843,934)(b)                                                    $33,936,408
=====================================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2007.

(b) At Jan. 31, 2008, the cost of securities for federal income tax purposes was approximately $36,844,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                          $7,000
Unrealized depreciation                                                      (2,915,000)

---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(2,908,000)
---------------------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
5  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JAN. 31,
2008

RiverSource Retirement Plus 2030 Fund
JAN. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (95.0%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (21.2%)
RiverSource Disciplined International Equity
 Fund                                                  701,335             $7,420,126
-------------------------------------------------------------------------------------


U.S. LARGE CAP (70.9%)
RiverSource Disciplined Equity Fund                  3,816,858             24,809,577
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (2.9%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           119,203              1,014,417
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $36,064,738)                                                       $33,244,120
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (2.8%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.2%)
RiverSource Global Bond Fund                             7,984                $55,409
-------------------------------------------------------------------------------------


HIGH YIELD (0.4%)
RiverSource High Yield Bond Fund                        52,332                141,820
-------------------------------------------------------------------------------------


INTERNATIONAL (0.4%)
RiverSource Emerging Markets Bond Fund                  13,273                136,182
-------------------------------------------------------------------------------------


INVESTMENT GRADE (1.8%)
RiverSource Diversified Bond Fund                      135,076                661,871
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $1,001,574)                                                           $995,282
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (2.3%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       819,013               $819,013
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $819,013)                                                             $819,013
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $37,885,325)(b)                                                    $35,058,415
=====================================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2007.

(b) At Jan. 31, 2008, the cost of securities for federal income tax purposes was approximately $37,885,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                          $8,000
Unrealized depreciation                                                      (2,835,000)

---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(2,827,000)
---------------------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
6  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JAN. 31,
2008

RiverSource Retirement Plus 2035 Fund
JAN. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (95.0%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (20.9%)
RiverSource Disciplined International Equity
 Fund                                                  395,415             $4,183,492
-------------------------------------------------------------------------------------


U.S. LARGE CAP (71.2%)
RiverSource Disciplined Equity Fund                  2,196,176             14,275,145
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (2.9%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                            68,685                584,508
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $20,669,715)                                                       $19,043,145
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (2.8%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.2%)
RiverSource Global Bond Fund                             4,572                $31,732
-------------------------------------------------------------------------------------


HIGH YIELD (0.4%)
RiverSource High Yield Bond Fund                        30,223                 81,906
-------------------------------------------------------------------------------------


INTERNATIONAL (0.4%)
RiverSource Emerging Markets Bond Fund                   7,632                 78,302
-------------------------------------------------------------------------------------


INVESTMENT GRADE (1.8%)
RiverSource Diversified Bond Fund                       77,232                378,436
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $574,055)                                                             $570,376
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (2.3%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       469,168               $469,168
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $469,168)                                                             $469,168
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $21,712,938)(b)                                                    $20,082,689
=====================================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2007.

(b) At Jan. 31, 2008, the cost of securities for federal income tax purposes was approximately $21,713,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                          $5,000
Unrealized depreciation                                                      (1,635,000)

---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(1,630,000)
---------------------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
7  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JAN. 31,
2008

RiverSource Retirement Plus 2040 Fund
JAN. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (94.9%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (20.8%)
RiverSource Disciplined International Equity
 Fund                                                  496,746             $5,255,570
-------------------------------------------------------------------------------------


U.S. LARGE CAP (71.3%)
RiverSource Disciplined Equity Fund                  2,769,157             17,999,522
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (2.9%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                            86,196                733,524
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $25,449,650)                                                       $23,988,616
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (2.8%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.2%)
RiverSource Global Bond Fund                             5,756                $39,946
-------------------------------------------------------------------------------------


HIGH YIELD (0.4%)
RiverSource High Yield Bond Fund                        37,780                102,383
-------------------------------------------------------------------------------------


INTERNATIONAL (0.4%)
RiverSource Emerging Markets Bond Fund                   9,536                 97,840
-------------------------------------------------------------------------------------


INVESTMENT GRADE (1.8%)
RiverSource Diversified Bond Fund                       97,519                477,840
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $720,996)                                                             $718,009
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (2.3%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       590,657               $590,657
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $590,657)                                                             $590,657
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $26,761,303)(b)                                                    $25,297,282
=====================================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2007.

(b) At Jan. 31, 2008, the cost of securities for federal income tax purposes was approximately $26,761,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                        $113,000
Unrealized depreciation                                                      (1,577,000)

---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(1,464,000)
---------------------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
8  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JAN. 31,
2008

RiverSource Retirement Plus 2045 Fund
JAN. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (95.1%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (20.2%)
RiverSource Disciplined International Equity
 Fund                                                 169,511              $1,793,422
-------------------------------------------------------------------------------------


U.S. LARGE CAP (71.9%)
RiverSource Disciplined Equity Fund                   983,373               6,391,922
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (3.0%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           31,060                 264,324
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $9,231,637)                                                         $8,449,668
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (2.8%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.2%)
RiverSource Global Bond Fund                            2,016                 $13,993
-------------------------------------------------------------------------------------


HIGH YIELD (0.4%)
RiverSource High Yield Bond Fund                       13,356                  36,194
-------------------------------------------------------------------------------------


INTERNATIONAL (0.4%)
RiverSource Emerging Markets Bond Fund                  3,145                  32,264
-------------------------------------------------------------------------------------


INVESTMENT GRADE (1.8%)
RiverSource Diversified Bond Fund                      34,696                 170,010
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $253,428)                                                             $252,461
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (2.3%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                      207,269                $207,269
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $207,269)                                                             $207,269
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $9,692,334)(b)                                                      $8,909,398
=====================================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2007.

(b) At Jan. 31, 2008, the cost of securities for federal income tax purposes was approximately $9,692,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                         $2,000
Unrealized depreciation                                                       (785,000)

--------------------------------------------------------------------------------------
Net unrealized depreciation                                                  $(783,000)
--------------------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
9  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JAN. 31,
2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                    RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND

                       RIVERSOURCE 130/30 U.S. EQUITY FUND

                                AT JAN. 31, 2008



RiverSource 120/20 Contrarian Equity Fund

JAN. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (94.8%)
ISSUER                                                 SHARES                VALUE(a)
AIRLINES (1.1%)
AMR                                                    11,184(b)             $155,905
Delta Air Lines                                         4,684(b)               78,832
US Airways Group                                        9,616(b)              132,797
                                                                      ---------------
Total                                                                         367,534
-------------------------------------------------------------------------------------


AUTOMOBILES (3.8%)
Ford Motor                                            194,248(b)            1,289,807
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (2.1%)
Genentech                                              10,169(b)              713,762
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (1.1%)
Trane                                                   8,430                 377,495
-------------------------------------------------------------------------------------


CAPITAL MARKETS (2.1%)
Bank of New York Mellon                                15,643                 729,433
-------------------------------------------------------------------------------------


CHEMICALS (0.9%)
Dow Chemical                                            7,564                 292,424
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (2.6%)
Ritchie Bros Auctioneers                               10,779(c)              886,896
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (2.4%)
Cisco Systems                                          22,880(b)              560,560
Telefonaktiebolaget LM Ericsson ADR                    11,862(c)              269,505
                                                                      ---------------
Total                                                                         830,065
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (2.1%)
Hewlett-Packard                                        16,089                 703,894
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (5.8%)
Bank of America                                        29,690               1,316,752
Citigroup                                              23,634                 666,951
                                                                      ---------------
Total                                                                       1,983,703
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (2.2%)
AT&T                                                   11,482                 441,943
Qwest Communications Intl                              53,247                 313,092
                                                                      ---------------
Total                                                                         755,035
-------------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
ENERGY EQUIPMENT & SERVICES (6.6%)
Baker Hughes                                            6,039                 392,112
Cameron Intl                                           11,190(b)              450,509
Transocean                                              7,201(b)              882,844
Weatherford Intl                                        8,166(b)              504,740
                                                                      ---------------
Total                                                                       2,230,205
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (2.9%)
CVS Caremark                                           25,102                 980,735
-------------------------------------------------------------------------------------


FOOD PRODUCTS (2.1%)
B&G Foods Cl A                                         28,300                 278,754
Kraft Foods Cl A                                        7,499                 219,421
Reddy Ice Holdings                                     10,041                 225,220
                                                                      ---------------
Total                                                                         723,395
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (3.3%)
Health Net                                             12,225(b)              568,340
Humana                                                  7,016(b)              563,385
                                                                      ---------------
Total                                                                       1,131,725
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (4.0%)
General Electric                                       31,997               1,133,014
McDermott Intl                                          5,029(b)              237,268
                                                                      ---------------
Total                                                                       1,370,282
-------------------------------------------------------------------------------------


INSURANCE (9.3%)
ACE                                                    14,031(c)              818,569
Chubb                                                  15,873                 822,063
Everest Re Group                                        9,405(c)              956,394
XL Capital Cl A                                        12,529(c)              563,805
                                                                      ---------------
Total                                                                       3,160,831
-------------------------------------------------------------------------------------


MACHINERY (10.4%)
Caterpillar                                            14,702               1,045,900
Deere & Co                                              8,769                 769,567
Eaton                                                   7,070                 585,113
Ingersoll-Rand Cl A                                     8,528(c)              337,027
Parker Hannifin                                        11,852                 801,314
                                                                      ---------------
Total                                                                       3,538,921
-------------------------------------------------------------------------------------


MEDIA (4.3%)
Natl CineMedia                                         27,532                 627,454
Regal Entertainment Group Cl A                         29,645                 549,618
RH Donnelley                                            9,012(b)              270,991
                                                                      ---------------
Total                                                                       1,448,063
-------------------------------------------------------------------------------------


MULTI-UTILITIES (2.3%)
Natl Grid ADR                                           5,570(c)              432,343
Sempra Energy                                           6,140                 343,226
                                                                      ---------------
Total                                                                         775,569
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (4.1%)
Enbridge                                                9,709(c)              387,680
Southwestern Energy                                     9,443(b)              527,958
Suncor Energy                                           5,263(c)              494,617
                                                                      ---------------
Total                                                                       1,410,255
-------------------------------------------------------------------------------------


PHARMACEUTICALS (3.3%)
Johnson & Johnson                                       9,843                 622,668
Mylan                                                  33,727                 502,870
                                                                      ---------------
Total                                                                       1,125,538
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.2%)
Intel                                                  19,891                 421,690
Micron Technology                                      47,216(b)              331,928
                                                                      ---------------
Total                                                                         753,618
-------------------------------------------------------------------------------------


SOFTWARE (5.1%)
Microsoft                                              18,730                 610,598
Oracle                                                 35,617(b)              731,930
Symantec                                               21,683(b)              388,776
                                                                      ---------------
Total                                                                       1,731,304
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (1.1%)
Best Buy                                                7,348                 358,656
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (1.0%)
Fannie Mae                                             10,366                 350,993
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


TOBACCO (6.6%)
Altria Group                                            9,190                $696,786
Loews-Carolina Group                                   18,974(d)            1,558,334
                                                                      ---------------
Total                                                                       2,255,120
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $35,111,492)                                                       $32,275,258
-------------------------------------------------------------------------------------





MONEY MARKET FUND (3.6%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     1,215,273(e)          $1,215,273
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,215,273)                                                         $1,215,273
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $36,326,765)(f)                                                    $33,490,531
=====================================================================================




INVESTMENTS IN DERIVATIVES
TOTAL RETURN SWAP CONTRACTS OUTSTANDING AT JAN. 31, 2008



                                                                                   NOTIONAL
                                                                   EXPIRATION     PRINCIPAL     UNREALIZED      UNREALIZED
COUNTERPARTY            FUND RECEIVES          FUND PAYS              DATE          AMOUNT     APPRECIATION    DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
Bear Stearns           Total return on    Floating rate based    Oct. 20, 2008     $568,715       $11,691              $--
International Ltd.     a custom basket    on 1-month LIBOR
                       of securities      plus 0.25%
                       in the S&P
                       Goldman Sachs
                       Technology
                       Industry
                       Semiconductor
                       Index
---------------------------------------------------------------------------------------------------------------------------
Bear Stearns           Total return on    Floating rate based    Oct. 20, 2008      954,110            --           (4,138)
International Ltd.     a custom basket    on 1-month LIBOR
                       of securities      plus 0.25%
                       in the S&P 100
                       Index
---------------------------------------------------------------------------------------------------------------------------
Bear Stearns           Total return on    Floating rate based    Oct. 20, 2008      380,891            --           (6,766)
International Ltd.     a custom basket    on 1-month LIBOR
                       of natural gas     plus 0.25%
                       industry
                       securities
---------------------------------------------------------------------------------------------------------------------------
Bear Stearns           Total return on    Floating rate based    Oct. 20, 2008      952,837            --          (21,044)
International Ltd.     a custom basket    on 1-month LIBOR
                       of securities      plus 0.25%
                       in the Russell
                       1000 Growth
                       Index
---------------------------------------------------------------------------------------------------------------------------
Bear Stearns           Total return on    Floating rate based    Oct. 20, 2008      605,298        45,457               --
International Ltd.     a custom basket    on 1-month LIBOR
                       of airline         plus 0.25%
                       industry
                       securities
---------------------------------------------------------------------------------------------------------------------------
Bear Stearns           Total return on    Floating rate based    Oct. 20, 2008      153,030        12,688               --
International Ltd.     a custom basket    on 1-month LIBOR
                       of airline         plus 0.25%
                       industry
                       securities
---------------------------------------------------------------------------------------------------------------------------
Bear Stearns           Total return on    Floating rate based    Oct. 20, 2008      221,202            --           (4,482)
International Ltd.     a custom basket    on 1-month LIBOR
                       of securities      plus 0.25%
                       in the Russell
                       1000 Growth
                       Index
---------------------------------------------------------------------------------------------------------------------------
Bear Stearns           Total return on    Floating rate based    Oct. 20, 2008      101,922            --           (1,831)
International Ltd.     a custom basket    on 1-month LIBOR
                       of natural gas     plus 0.25%
                       industry
                       securities
---------------------------------------------------------------------------------------------------------------------------
Bear Stearns           Total return on    Floating rate based    Oct. 20, 2008      234,586            --             (259)
International Ltd.     a custom basket    on 1-month LIBOR
                       of securities      plus 0.25%
                       in the S&P 100
                       Index
---------------------------------------------------------------------------------------------------------------------------
Bear Stearns           Total return on    Floating rate based    Oct. 20, 2008      182,605        19,723               --
International Ltd.     a custom basket    on 1-month LIBOR
                       of airline         plus 0.25%
                       industry
                       securities
---------------------------------------------------------------------------------------------------------------------------
Bear Stearns           Total return on    Floating rate based    Oct. 20, 2008       97,988            --           (1,675)
International Ltd.     a custom basket    on 1-month LIBOR
                       of natural gas     plus 0.25%
                       industry
                       securities
---------------------------------------------------------------------------------------------------------------------------
Bear Stearns           Total return on    Floating rate based    Oct. 20, 2008      182,485         4,579               --
International Ltd.     a custom basket    on 1-month LIBOR
                       of securities      plus 0.25%
                       in the S&P
                       Goldman Sachs
                       Technology
                       Industry
                       Semiconductor
                       Index
---------------------------------------------------------------------------------------------------------------------------
Bear Stearns           Total return on    Floating rate based    Oct. 20, 2008      572,725       131,070               --
International Ltd.     a custom basket    on 1-month LIBOR
                       of airline         plus 0.25%
                       industry
                       securities
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

                                                                                   NOTIONAL
                                                                   EXPIRATION     PRINCIPAL     UNREALIZED      UNREALIZED
COUNTERPARTY            FUND RECEIVES          FUND PAYS              DATE          AMOUNT     APPRECIATION    DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
Bear Stearns International Ltd.
Floating rate based    Total return on    Oct. 20, 2008                786,676       18,774            --
  on 1-month LIBOR     a custom basket
  less 0.25%           of large cap
                       energy sector
                       securities
---------------------------------------------------------------------------------------------------------------------------
Bear Stearns           Floating rate      Total return on a      Oct. 20, 2008      861,522            --          (27,821)
International Ltd.     based on 1-        custom basket of
                       month LIBOR        securities in the
                       less 0.25%         S&P Small Cap 600
                                          Index
---------------------------------------------------------------------------------------------------------------------------
Bear Stearns           Floating rate      Total return on a      Oct. 20, 2008      577,378            --          (64,535)
International Ltd.     based on 1-        custom basket of
                       month LIBOR        regional banking
                       less 0.25%         industry securities
---------------------------------------------------------------------------------------------------------------------------
Bear Stearns           Floating rate      Total return on a      Oct. 20, 2008      368,317            --          (11,430)
International Ltd.     based on 1-        custom basket of
                       month LIBOR        securities in the
                       less 0.25%         Dow Jones U.S.
                                          Industrials Index
---------------------------------------------------------------------------------------------------------------------------
Bear Stearns           Floating rate      Total return on a      Oct. 20, 2008      237,611            --           (8,526)
International Ltd.     based on 1-        custom basket of
                       month LIBOR        securities in the
                       less 0.25%         S&P Small Cap 600
                                          Index
---------------------------------------------------------------------------------------------------------------------------
Bear Stearns           Floating rate      Total return on a      Oct. 20, 2008      106,657            --           (3,436)
International Ltd.     based on 1-        custom basket of
                       month LIBOR        securities in the
                       less 0.25%         Dow Jones U.S.
                                          Industrials Index
---------------------------------------------------------------------------------------------------------------------------
Bear Stearns           Floating rate      Total return on a      Oct. 20, 2008      274,195            --          (10,703)
International Ltd.     based on 1-        custom basket of
                       month LIBOR        securities in the
                       less 0.25%         S&P Small Cap 600
                                          Index
---------------------------------------------------------------------------------------------------------------------------
Bear Stearns           Floating rate      Total return on a      Oct. 20, 2008      357,206            --          (46,388)
International Ltd.     based on 1-        custom basket of
                       month LIBOR        regional banking
                       less 0.25%         industry securities
---------------------------------------------------------------------------------------------------------------------------
Bear Stearns           Floating rate      Total return on a      Oct. 20, 2008      274,933            --           (8,877)
International Ltd.     based on 1-        custom basket of
                       month LIBOR        securities in the
                       less 0.25%         Dow Jones U.S.
                                          Industrials Index
---------------------------------------------------------------------------------------------------------------------------
Bear Stearns           Floating rate      Total return on a      Oct. 20, 2008      570,997            --          (16,693)
International Ltd.     based on 1-        custom basket of
                       month LIBOR        securities in the
                       less 0.25%         S&P Small Cap 600
                                          Index
---------------------------------------------------------------------------------------------------------------------------
Bear Stearns           Floating rate      Total return on a      Oct. 20, 2008      130,248            --           (4,301)
International Ltd.     based on 1-        custom basket of
                       month LIBOR        securities in the
                       less 0.25%         S&P Small Cap 600
                                          Index
---------------------------------------------------------------------------------------------------------------------------
Bear Stearns           Floating rate      Total return on a      Oct. 20, 2008      243,758            --           (1,978)
International Ltd.     based on 1-        custom basket of
                       month LIBOR        large cap energy
                       less 0.25%         sector securities
---------------------------------------------------------------------------------------------------------------------------
Bear Stearns           Floating rate      Total return on a      Oct. 20, 2008       61,413            --           (4,036)
International Ltd.     based on 1-        custom basket of
                       month LIBOR        regional banking
                       less 0.25%         industry securities
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

                                                                                   NOTIONAL
                                                                   EXPIRATION     PRINCIPAL     UNREALIZED      UNREALIZED
COUNTERPARTY            FUND RECEIVES          FUND PAYS              DATE          AMOUNT     APPRECIATION    DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
Bear Stearns International Ltd.
Floating rate based    Total return on    Oct. 20, 2008                112,999           --        (4,222)
  on 1-month LIBOR     a custom basket
  less 0.25%           of securities
                       in the Dow
                       Jones U.S.
                       Industrials
                       Index
---------------------------------------------------------------------------------------------------------------------------
Bear Stearns           Floating rate      Total return on a      Oct. 20, 2008      312,182         6,901               --
International Ltd.     based on 1-        custom basket of
                       month LIBOR        large cap energy
                       less 0.25%         sector securities
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                            $250,883        $(253,141)
---------------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2008, the value of foreign securities represented 15.1% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(f) At Jan. 31, 2008, the cost of securities for federal income tax purposes was approximately $36,327,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                        $354,000
Unrealized depreciation                                                      (3,190,000)

---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(2,836,000)
---------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
4 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

RiverSource 130/30 U.S. Equity Fund
JAN. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (119.6%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (6.9%)
Boeing                                                   5,066(f)            $421,389
DRS Technologies                                         1,402                 75,245
Goodrich                                                 1,127(f)              70,494
Honeywell Intl                                           3,968(f)             234,390
L-3 Communications Holdings                              1,307(f)             144,855
Lockheed Martin                                          1,840(f)             198,573
United Technologies                                      1,082(f)              79,430
                                                                      ---------------
Total                                                                       1,224,376
-------------------------------------------------------------------------------------


BEVERAGES (2.1%)
Coca-Cola                                                2,495(f)             147,630
Molson Coors Brewing Cl B                                2,399(f)             107,163
PepsiCo                                                  1,853(f)             126,356
                                                                      ---------------
Total                                                                         381,149
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (2.9%)
Amgen                                                    2,216(b,f)           103,243
Biogen Idec                                                835(b,f)            50,893
Celgene                                                    354(b)              19,863
Cougar Biotechnology                                     2,381(b,f)            71,204
Genentech                                                2,868(b,f)           201,306
ImmunoGen                                               20,017(b)              69,659
                                                                      ---------------
Total                                                                         516,168
-------------------------------------------------------------------------------------


CAPITAL MARKETS (6.4%)
BlackRock                                                  685(f)             151,453
Federated Investors Cl B                                 2,435                103,658
Franklin Resources                                       1,150                119,864
KKR Private Equity Investors LP Unit                    14,203                239,188
Lehman Brothers Holdings                                   650(f)              41,711
Merrill Lynch & Co                                       1,937(f)             109,247
Morgan Stanley                                           2,292(f)             113,294
Och-Ziff Capital Management Group LLC Cl A               5,333                117,646
State Street                                               838(f)              68,817
Waddell & Reed Financial Cl A                            2,256                 74,854
                                                                      ---------------
Total                                                                       1,139,732
-------------------------------------------------------------------------------------


CHEMICALS (0.7%)
Dow Chemical                                             3,024(f)             116,908
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.3%)
PNC Financial Services Group                               757(f)              49,674
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (5.6%)
Cisco Systems                                           12,755(b,f)           312,498
JDS Uniphase                                             2,781(b,f)            28,950
Motorola                                                 3,807                 43,895
Nokia ADR                                                2,395(c)              88,495
QUALCOMM                                                12,219(f)             518,330
                                                                      ---------------
Total                                                                         992,168
-------------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
COMPUTERS & PERIPHERALS (2.8%)
Apple                                                    1,371(b,f)           185,578
Dell                                                     1,796(b,f)            35,992
Hewlett-Packard                                          3,239(f)             141,706
IBM                                                      1,246(f)             133,746
                                                                      ---------------
Total                                                                         497,022
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.3%)
KBR                                                      1,432(b)              45,237
-------------------------------------------------------------------------------------


CONSUMER FINANCE (1.1%)
American Express                                         2,313(f)             114,078
Capital One Financial                                    1,566(f)              85,832
                                                                      ---------------
Total                                                                         199,910
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (4.7%)
Bank of America                                         10,460(f)             463,901
Financial Select Sector SPDR Fund                        5,981                174,286
JPMorgan Chase & Co                                      4,112(f)             195,526
                                                                      ---------------
Total                                                                         833,713
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (5.8%)
AT&T                                                    14,333(f)             551,678
Deutsche Telekom                                         6,767(c)             138,806
Global Crossing                                          3,416(b,c)            73,512
Telefonica                                               2,069(c)              60,480
Verizon Communications                                   5,312(f)             206,318
                                                                      ---------------
Total                                                                       1,030,794
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (2.1%)
Entergy                                                    975(d,f)           105,476
Exelon                                                   1,967(f)             149,865
Southern                                                 3,119(f)             113,376
                                                                      ---------------
Total                                                                         368,717
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.9%)
Emerson Electric                                         2,420(f)             123,033
Suntech Power Holdings ADR                                 766(b,c)            41,923
                                                                      ---------------
Total                                                                         164,956
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Tyco Electronics                                           455                 15,384
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (0.9%)
Natl Oilwell Varco                                         433(b,f)            26,080
Pride Intl                                               3,320(b,f)           105,277
Transocean                                                 272(b)              33,347
                                                                      ---------------
Total                                                                         164,704
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (1.5%)
CVS Caremark                                             1,359(f)              53,096
Walgreen                                                   655                 22,997
Wal-Mart Stores                                          3,630(f)             184,695
                                                                      ---------------
Total                                                                         260,788
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.6%)
General Mills                                              467(f)              25,503
Kellogg                                                    775(f)              37,123
Kraft Foods Cl A                                         1,502(f)              43,948
                                                                      ---------------
Total                                                                         106,574
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (4.3%)
Alphatec Holdings                                       42,734(b,f)           218,371
Boston Scientific                                       25,775(b,d,f)         312,650
Cerus                                                   11,426(b)              71,984
Covidien                                                   456                 20,351
Cyberonics                                               6,005(b)              72,060
Specialized Health Products Intl                        87,520(b)              69,141
                                                                      ---------------
Total                                                                         764,557
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (2.0%)
Aetna                                                      742(f)              39,519
Cardinal Health                                          1,415(f)              82,028
CIGNA                                                      488(f)              23,990
McKesson                                                 1,372(f)              86,148
UnitedHealth Group                                       2,382(f)             121,100
                                                                      ---------------
Total                                                                         352,785
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (2.2%)
Intl Game Technology                                     3,831(f)             163,469
MGM MIRAGE                                               3,013(b,f)           220,612
                                                                      ---------------
Total                                                                         384,081
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (2.8%)
Centex                                                     932                 25,891
DR Horton                                                6,738                116,231
Harman Intl Inds                                         3,955(f)             184,183
KB Home                                                  1,282                 35,255
Lennar Cl A                                              3,590                 73,954
NVR                                                        111(b)              70,097
                                                                      ---------------
Total                                                                         505,611
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (1.5%)
Colgate-Palmolive                                        1,862(f)             143,374
Procter & Gamble                                         1,997(f)             131,702
                                                                      ---------------
Total                                                                         275,076
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.4%)
Siemens                                                    581(c)              75,208
-------------------------------------------------------------------------------------


INSURANCE (6.2%)
ACE                                                      2,343(c,f)           136,691
AFLAC                                                    3,609(f)             221,340
American Intl Group                                      6,018(f)             331,953
Chubb                                                      830(f)              42,986
Hartford Financial Services Group                        1,390(f)             112,270
MetLife                                                    474                 27,952
Prudential Financial                                     2,793(f)             235,645
                                                                      ---------------
Total                                                                       1,108,837
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
5 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

RiverSource 130/30 U.S. Equity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


INTERNET SOFTWARE & SERVICES (2.0%)
China LotSynergy Holdings                            1,880,000(b,c)          $116,546
eBay                                                     1,911(b,f)            51,387
Google Cl A                                                342(b,f)           192,990
                                                                      ---------------
Total                                                                         360,923
-------------------------------------------------------------------------------------


IT SERVICES (3.0%)
Affiliated Computer Services Cl A                        2,073(b,f)           101,059
Automatic Data Processing                                  618(f)              25,072
Cognizant Technology Solutions Cl A                      2,648(b,f)            73,879
Fiserv                                                   1,474(b)              75,719
MasterCard Cl A                                            178                 36,846
Ness Technologies                                        8,031(b,c,f)          73,805
Satyam Computer Services ADR                             2,833(c)              68,984
Western Union                                            3,473                 77,795
                                                                      ---------------
Total                                                                         533,159
-------------------------------------------------------------------------------------


MACHINERY (1.7%)
Deere & Co                                               1,105(f)              96,975
Flowserve                                                1,750(f)             143,710
Parker Hannifin                                            958(f)              64,770
                                                                      ---------------
Total                                                                         305,455
-------------------------------------------------------------------------------------


MEDIA (8.4%)
Comcast Special Cl A                                     3,641(b,f)            65,502
DIRECTV Group                                              869(b)              19,622
News Corp Cl A                                           7,936(f)             149,990
Time Warner                                             10,872(f)             171,125
Viacom Cl B                                                745(b,f)            28,876
Virgin Media                                            43,420(f)             725,983
Vivendi                                                  1,084(c)              43,677
Walt Disney                                              1,804                 53,994
XM Satellite Radio Holdings Cl A                        18,676(b,f)           231,582
                                                                      ---------------
Total                                                                       1,490,351
-------------------------------------------------------------------------------------


METALS & MINING (3.2%)
Agnico-Eagle Mines                                       1,136(b,c)            71,659
Coeur d'Alene Mines                                     41,585(b)             190,043
Lihir Gold                                              69,503(b,c)           226,248
Newmont Mining                                           1,481(f)              80,478
                                                                      ---------------
Total                                                                         568,428
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.3%)
JC Penney                                                1,058(f)              50,160
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.4%)
Dominion Resources                                       1,632(f)              70,176
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (8.7%)
BP ADR                                                   1,015(c,f)            64,706
Chevron                                                  3,404(f)             287,639
ConocoPhillips                                           1,692(f)             135,901
Devon Energy                                               290(f)              24,644
Exxon Mobil                                              9,288(f)             802,484
Marathon Oil                                               445(f)              20,848
Occidental Petroleum                                       628(f)              42,622
Total                                                    1,623(c)             118,111
Valero Energy                                              892                 52,797
                                                                      ---------------
Total                                                                       1,549,752
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.3%)
Intl Paper                                               1,603                 51,697
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (2.2%)
Avon Products                                            7,199(f)             252,109
Herbalife                                                3,486(c,f)           138,324
                                                                      ---------------
Total                                                                         390,433
-------------------------------------------------------------------------------------


PHARMACEUTICALS (7.6%)
Abbott Laboratories                                      1,300(f)              73,190
Bristol-Myers Squibb                                    11,062(d,f)           256,528
Eli Lilly & Co                                           1,078                 55,539
Johnson & Johnson                                        1,301(f)              82,301
Merck & Co                                               4,533(f)             209,787
Pfizer                                                  16,861(f)             394,379
Roche Holding                                              178(c)              32,320
Schering-Plough                                          3,783(f)              74,033
Teva Pharmaceutical Inds ADR                             2,064(c)              95,027
Wyeth                                                    2,063(f)              82,107
                                                                      ---------------
Total                                                                       1,355,211
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (2.0%)
Anworth Mtge Asset                                       7,993                 70,898
Capstead Mtge                                           13,754(f)             205,622
MFA Mtge Investments                                     7,428(f)              75,766
                                                                      ---------------
Total                                                                         352,286
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
SonomaWest Holdings                                     10,304(b,f)            83,720
-------------------------------------------------------------------------------------


ROAD & RAIL (1.1%)
Hertz Global Holdings                                   13,421(b,f)           200,241
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.2%)
Atmel                                                   11,168(b)              35,291
Intel                                                   10,869(f)             230,422
PMC-Sierra                                               8,424(b)              39,509
Spansion Cl A                                           15,633(b,f)            59,718
Texas Instruments                                          815(f)              25,208
                                                                      ---------------
Total                                                                         390,148
-------------------------------------------------------------------------------------


SOFTWARE (3.7%)
Adobe Systems                                                2(b)                  70
Microsoft                                               13,019(f)             424,419
Nuance Communications                                    2,109(b)              33,512
Oracle                                                   2,511(b,f)            51,601
Synchronoss Technologies                                 6,607(b)             140,729
                                                                      ---------------
Total                                                                         650,331
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (1.6%)
Lithia Motors Cl A                                       4,994                 76,358
Lowe's Companies                                         1,786(f)              47,222
TJX Companies                                              850                 26,826
Williams-Sonoma                                          4,665                125,395
                                                                      ---------------
Total                                                                         275,801
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (1.2%)
Countrywide Financial                                   13,577(f)              94,495
Fannie Mae                                               1,200(f)              40,632
Freddie Mac                                              2,463(f)              74,851
                                                                      ---------------
Total                                                                         209,978
-------------------------------------------------------------------------------------


TOBACCO (1.7%)
Altria Group                                             4,006(f)             303,735
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (2.7%)
MetroPCS Communications                                  4,285(b)              77,431
Sprint Nextel                                            4,967(f)              52,303
Vodafone Group                                         101,941(c)             356,607
                                                                      ---------------
Total                                                                         486,341
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $22,564,624)                                                       $21,252,455
-------------------------------------------------------------------------------------



MONEY MARKET FUND (4.6%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                       808,477(e)            $808,477
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $808,477)                                                             $808,477
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $23,373,101)(g)                                                    $22,060,932
-------------------------------------------------------------------------------------




INVESTMENTS IN SECURITIES SOLD SHORT



COMMON STOCKS (24.8%)
ISSUER                                                 SHARES                VALUE(a)
BIOTECHNOLOGY (0.9%)
Genomic Health                                          7,724(b)             $162,127
-------------------------------------------------------------------------------------


CAPITAL MARKETS (5.2%)
Cohen & Steers                                          7,543                 214,900
Eaton Vance                                             5,553                 206,960
Janus Capital Group                                     2,543                  68,686
Legg Mason                                              2,432                 175,104
Pzena Investment Mgmt Cl A                             19,060                 262,075
                                                                      ---------------
Total                                                                         927,725
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (2.0%)
Moody's                                                 3,428                 119,946
Technology Select Sector SPDR Fund                     10,000                 232,500
                                                                      ---------------
Total                                                                         352,446
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.5%)
Rockwell Automation                                     1,494                  85,188
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.6%)
WM Wrigley Jr                                           1,747                 100,330
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
IDEXX Laboratories                                      2,265(b)              127,678
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (2.4%)
Bally Technologies                                      4,421(b)              210,616
Las Vegas Sands                                         2,498(b)              219,000
                                                                      ---------------
Total                                                                         429,616
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.8%)
Toll Brothers                                           6,310(b)              146,897
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
6 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

RiverSource 130/30 U.S. Equity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


INSURANCE (2.0%)
Progressive                                            10,965                $203,510
Safeco                                                  2,728                 145,593
                                                                      ---------------
Total                                                                         349,103
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.5%)
Amazon.com                                              1,259(b)               97,824
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.8%)
Techne                                                  2,149(b)              139,685
-------------------------------------------------------------------------------------


MACHINERY (0.7%)
PACCAR                                                  2,592                 121,617
-------------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
MEDIA (1.1%)
Sirius Satellite Radio                                 58,638(b)              187,642
-------------------------------------------------------------------------------------


METALS & MINING (2.2%)
ArcelorMittal                                           1,107(c)               73,494
Companhia Vale do Rio Doce ADR                          5,972(c)              179,041
United States Steel                                     1,268                 129,475
                                                                      ---------------
Total                                                                         382,010
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (0.6%)
Carrizo Oil & Gas                                       2,316(b)              112,743
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.9%)
Nu Skin Enterprises Cl A                               10,032                 164,826
-------------------------------------------------------------------------------------


ROAD & RAIL (1.2%)
Union Pacific                                           1,700                 212,551
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.5%)
crocs                                                   2,620(b)               91,150
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (1.2%)
Sovereign Bancorp                                      16,787                 209,334
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES SOLD SHORT
 (Proceeds: $4,511,486)                                                    $4,400,492
=====================================================================================




INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT JAN. 31, 2008


                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION/
CONTRACT DESCRIPTION                            LONG/(SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
E-Mini S&P 500 Index                                 19            $1,310,620       March 2008           $2,070
S&P 500 Index                                         1               344,900       March 2008          (19,342)
------------------------------------------------------------------------------------------------------------------
Total                                                                                                  $(17,272)
------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2008, the value of foreign securities represented 11.4% of net assets for long positions and 1.4% of net assets for short positions.

(d) At Jan. 31, 2008, investments in securities included securities valued at $175,412 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(f) Securities are pledged with brokers as collateral for securities sold short.

(g) At Jan. 31, 2008, the cost of securities for federal income tax purposes was approximately $23,373,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                        $421,000
Unrealized depreciation                                                      (1,733,000)

---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(1,312,000)
---------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
7 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            RiverSource Series Trust


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date March 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date March 27, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date March 27, 2008